PORTFOLIO OF INVESTMENTS

3RD QUARTER

USAA SHORT-TERM BOND FUND

APRIL 30, 2019

48482-0619	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Short-Term Bond Fund

April 30, 2019 (unaudited)

Principal Amount (000)		Security	Coupon Rate	Maturity	Market Value (000)
		BONDS (98.3%)
		ASSET-BACKED SECURITIES (14.9%)
		Asset Backed Securities (14.6%)
		Automobile ABS (10.5%)
$	10,000	AmeriCredit Automobile Receivables Trust	2.24%	4/08/2022	$9,948
	5,000	AmeriCredit Automobile Receivables Trust	3.65	5/09/2022	5,056
	2,857	AmeriCredit Automobile Receivables Trust	3.15	3/20/2023	2,882
	5,000	AmeriCredit Automobile Receivables Trust	2.60	9/18/2023	4,985
	3,113	ARI Fleet Lease Trust(a)	2.55	10/15/2026	3,109
	6,063	ARI Fleet Lease Trust(a)	2.84	10/15/2026	6,088
	6,125	Avis Budget Rental Car Funding AESOP, LLC(a)	2.96	7/20/2020	6,123
	2,094	Avis Budget Rental Car Funding AESOP, LLC(a)	3.75	7/20/2020	2,095
	3,381	Avis Budget Rental Car Funding AESOP, LLC(a)	2.50	2/20/2021	3,374
	3,500	Avis Budget Rental Car Funding AESOP, LLC(a)	3.29	2/20/2021	3,500
	2,827	Avis Budget Rental Car Funding AESOP, LLC(a)	4.94	6/20/2022	2,880
	5,000	Avis Budget Rental Car Funding AESOP, LLC(a)	3.36	11/20/2022	5,011
	3,300	Avis Budget Rental Car Funding AESOP, LLC(a)	3.35	9/22/2025	3,327
	5,455	Bank of The West Auto Trust(a)	2.33	9/15/2023	5,386
	5,000	Bank of The West Auto Trust(a)	3.59	12/15/2023	5,104
	5,000	Bank of The West Auto Trust(a)	2.96	2/15/2024	4,953
	7,035	California Republic Auto Receivables Trust	2.57	11/16/2020	7,033
	4,576	California Republic Auto Receivables Trust	2.53	6/15/2021	4,566
	5,000	Canadian Pacer Auto Receivables Trust(a)	3.47	2/19/2023	5,038
	1,250	Canadian Pacer Auto Receivables Trust(a)	3.63	1/19/2024	1,280
	5,000	Canadian Pacer Auto Receivables Trust(a)	3.82	4/19/2024	5,056
	1,819	Centre Point Funding, LLC(a)	2.61	8/20/2021	1,803
	2,556	Chesapeake Funding II, LLC(a)	3.04	4/15/2030	2,569
	4,709	Chesapeake Funding II, LLC(a)	3.23	8/15/2030	4,744
	6,000	Chesapeake Funding II, LLC(a)	3.11	4/15/2031	6,032
	4,402	Credit Acceptance Auto Loan Trust(a)	4.29	11/15/2024	4,416
	2,995	Credit Acceptance Auto Loan Trust(a)	2.55	2/17/2026	2,989
	1,500	Credit Acceptance Auto Loan Trust(a)	3.21	8/17/2026	1,503
	3,030	Credit Acceptance Auto Loan Trust(a)	3.01	2/16/2027	3,029
	11,000	Credit Acceptance Auto Loan Trust(a)	3.60	4/15/2027	11,094
	2,348	Credit Acceptance Auto Loan Trust(a)	3.55	8/15/2027	2,378
	4,850	Credit Acceptance Auto Loan Trust (a)	3.35	6/15/2026	4,852
	265	Drive Auto Receivables Trust	2.78	10/15/2020	265
	10,000	Drive Auto Receivables Trust	3.22	3/15/2023	10,024
	3,500	Drive Auto Receivables Trust	3.66	11/15/2024	3,530
	1,288	Drive Auto Receivables Trust (a)	4.59	1/17/2023	1,298
	5,000	Drive Auto Receivables Trust	3.68	7/15/2023	5,066
	2,325	Enterprise Fleet Financing, LLC(a)	2.04	2/22/2022	2,311
	2,536	Enterprise Fleet Financing, LLC(a)	2.13	7/20/2022	2,529
	10,000	Enterprise Fleet Financing, LLC(a)	2.60	7/20/2022	9,979
	867	Enterprise Fleet Financing, LLC(a)	1.97	1/20/2023	864
	2,344	Enterprise Fleet Financing, LLC(a)	2.36	5/20/2023	2,316
	458	Exeter Automobile Receivables Trust(a)	4.10	12/15/2020	459
	6,575	Exeter Automobile Receivables Trust(a)	5.69	4/15/2021	6,582
	941	Exeter Automobile Receivables Trust(a)	2.05	12/15/2021	939
	3,175	Exeter Automobile Receivables Trust(a)	5.83	12/15/2021	3,203

1 | USAA Short-Term Bond Fund

Principal Amount (000)		Security	Coupon Rate	Maturity	Market Value (000)
$	2,163	Exeter Automobile Receivables Trust(a)	2.90%	1/18/2022	$2,165
	5,000	Exeter Automobile Receivables Trust(a)	2.75	4/15/2022	4,995
	2,926	Exeter Automobile Receivables Trust(a)	2.82	5/16/2022	2,924
	4,209	Exeter Automobile Receivables Trust(a)	3.27	5/16/2022	4,220
	4,000	Exeter Automobile Receivables Trust(a)	3.97	9/15/2023	4,067
	5,000	Exeter Automobile Receivables Trust(a)	3.30	3/15/2024	5,021
	5,695	First Investors Auto Owner Trust(a)	3.56	9/15/2023	5,747
	2,192	GM Financial Consumer Automobile Receivables Trust	2.08	1/19/2021	2,189
	8,000	OneMain Direct Auto Receivables Trust(a)	2.55	11/14/2023	7,959
	3,850	OSCAR U.S. Funding Trust IX, LLC(a)	3.15	8/10/2021	3,854
	5,000	OSCAR U.S. Funding Trust IX, LLC(a)	3.39	9/12/2022	5,046
	4,000	OSCAR U.S. Funding Trust VI, LLC(a)	3.30	5/10/2024	4,034
	3,980	OSCAR U.S. Funding Trust VII, LLC(a)	2.45	12/10/2021	3,963
	5,000	OSCAR U.S. Funding Trust VIII, LLC(a)	3.23	5/10/2022	5,025
	562	Prestige Auto Receivables Trust(a)	2.98	11/16/2020	562
	737	Prestige Auto Receivables Trust(a)	2.40	4/15/2021	737
	3,000	Prestige Auto Receivables Trust(a)	3.05	4/15/2021	3,001
	2,500	Prestige Auto Receivables Trust(a)	2.39	5/16/2022	2,492
	2,468	Prestige Auto Receivables Trust(a)	2.88	11/15/2022	2,463
	3,088	Santander Drive Auto Receivables Trust	2.66	11/15/2021	3,087
	467	Santander Drive Auto Receivables Trust	2.74	12/15/2021	467
	4,792	Santander Drive Auto Receivables Trust	3.52	12/15/2022	4,840
	5,000	Securitized Term Auto Receivables Trust(a)	2.21	6/25/2021	4,984
	3,906	Securitized Term Auto Receivables Trust(a)	2.29	3/25/2022	3,879
	5,000	SunTrust Auto Receivables Trust “B”(a)	2.20	2/15/2021	4,995
	8,000	SunTrust Auto Receivables Trust “C”(a)	2.50	4/15/2021	7,994
	2,818	SunTrust Auto Receivables Trust “D”(a)	3.24	1/16/2023	2,819
	1,246	TCF Auto Receivables Owner Trust(a)	2.55	4/15/2021	1,244
	7,239	TCF Auto Receivables Owner Trust “B”(a)	2.49	4/15/2021	7,238
	5,000	TCF Auto Receivables Owner Trust “B”(a)	2.92	10/17/2022	4,997
	5,706	Westlake Automobile Receivables Trust(a)	2.67	5/17/2021	5,696
	180	Westlake Automobile Receivables Trust(a)	2.30	10/17/2022	180
	1,430	Westlake Automobile Receivables Trust(a)	2.70	10/17/2022	1,428
	2,000	Westlake Automobile Receivables Trust(a)	3.28	12/15/2022	2,010
	5,000	Westlake Automobile Receivables Trust(a)	4.53	5/15/2023	5,105
	3,000	Westlake Automobile Receivables Trust(a)	3.61	10/16/2023	3,029
	4,887	Wheels SPV, LLC(a)	1.87	5/20/2025	4,872
	4,000	World Omni Auto Receivables Trust	3.87	8/15/2025	4,112
	5,000	World Omni Select Auto Trust (a)	3.68	7/15/2023	5,081

					340,089

		Credit Card ABS (1.3%)
	3,740	Evergreen Credit Card Trust(a)	3.59	1/15/2023	3,770
	4,000	Evergreen Credit Card Trust(a)	3.98	1/15/2023	4,032
	5,000	Master Credit Card Trust “A”(a)	2.26	7/21/2021	4,984
	4,565	Synchrony Credit Card Master Note Trust	2.95	5/15/2024	4,536
	5,000	Synchrony Credit Card Master Note Trust	3.87	5/15/2026	5,079
	15,000	Synchrony Credit Card Master Note Trust “C”	2.56	6/15/2023	14,907
	5,000	Trillium Credit Card Trust II(a)	3.04	1/26/2024	5,032

					42,340

		Other ABS (2.2%)
	594	ARL Second, LLC(a)	2.92	6/15/2044	591
	1,951	BCC Funding XIII, LLC(a)	4.78	8/20/2022	1,981
	7,077	BCC Funding XIV, LLC(a)	2.96	6/20/2023	7,088
	1,200	CNH Equipment Trust	2.47	12/16/2024	1,194
	621	Dell Equipment Finance Trust(a)	2.14	4/22/2022	620
	1,000	Dell Equipment Finance Trust(a)	2.95	4/22/2022	1,000
	1,619	Dell Equipment Finance Trust(a)	3.24	7/22/2022	1,619
	1,750	Dell Equipment Finance Trust(a)	2.73	10/24/2022	1,746
	1,185	Dell Equipment Finance Trust (a)	3.44	4/24/2023	1,185
	1,645	Element Rail Leasing I, LLC(a)	2.30	4/19/2044	1,641
	12,000	Element Rail Leasing I, LLC(a)	3.67	4/19/2044	12,126
	5,000	Great America Leasing Receivables Funding, LLC(a)	2.83	6/17/2024	5,003

Portfolio of Investments | 2

Principal Amount (000)		Security	Coupon Rate		Maturity	Market Value (000)
$	2,332	MMAF Equipment Finance, LLC(a)	1.93%		7/16/2021	$2,329
	2,900	MMAF Equipment Finance, LLC(a)	2.41		8/16/2024	2,881
	2,530	NP SPE II, LLC(a)	3.37		10/21/2047	2,535
	5,000	SBA Tower Trust(a)	2.90		10/15/2044	4,996
	8,422	SCF Equipment Leasing, LLC(a)	3.77		1/20/2023	8,495
	1,926	SCF Equipment Leasing, LLC(a)	3.41		12/20/2023	1,932
	3,000	SCF Equipment Leasing, LLC(a)	3.23		10/20/2024	3,005
	5,500	SCF Equipment Leasing, LLC(a)	3.49		1/20/2026	5,533
	2,852	Trinity Rail Leasing, LP(a)	2.27		1/15/2043	2,804
	2,520	VB-S1 Issuer, LLC(a)	3.07		6/15/2046	2,514

						72,818

		Student Loan ABS (0.6%)
	5,159	CIT Education Loan Trust (3 mo. LIBOR + 0.30%)(a)	2.90	(b)	6/25/2042	4,790
	1,562	College Loan Corp. Trust (3 mo. LIBOR + 0.49%)	3.09	(b)	1/15/2037	1,455
	3,445	Collegiate Funding Services Education Loan Trust (3 mo. LIBOR + 0.32%)	2.92	(b)	3/28/2035	3,212
	2,257	Iowa Student Loan Liquidity Corp. (3 mo. LIBOR + 0.35%)	2.95	(b)	9/25/2037	2,081
	1,048	Nelnet Student Loan Trust (3 mo. LIBOR + 0.28%)	2.89	(b)	9/22/2037	981
	4,870	SLM Private Education Loan Trust(a)	2.50		3/15/2047	4,867
	754	SLM Student Loan Trust (3 mo. LIBOR + 0.55%)	3.13	(b)	10/25/2065	718

						18,104

		Total Asset Backed Securities				473,351

		Financial (0.3%)
		REITS (0.3%)
	10,000	SBA Tower Trust(a)	3.45		3/15/2023	10,069

		Total Asset-Backed Securities (cost: $481,933)				483,420

		BANK LOANS (3.2%)(c)
		Communications (0.1%)
		Media (0.1%)
	3,191	Sinclair Television Group Inc. (1 mo. LIBOR + 2.00%) (d)	—	(e)	7/31/2021	3,187

		Consumer, Cyclical (0.2%)
		Retail (0.2%)
	6,805	Petsmart, Inc. (1 mo. LIBOR + 4.25%)	6.73		3/11/2022	6,580

		Consumer, Non-cyclical (1.0%)
		Commercial Services (0.2%)
	5,000	Worldpay, LLC (1 mo. LIBOR + 1.50%) (d)	—	(e)	1/16/2023	5,005

		Food (0.2%)
	6,710	JBS USA, LLC (1 mo. LIBOR + 2.50%)	4.98		10/30/2022	6,722

		Healthcare-Services (0.6%)
	14,844	DaVita, Inc. (1 mo. LIBOR + 2.75%)	5.23		6/24/2021	14,894
	4,838	HCA, Inc. (1 mo. LIBOR + 1.50%)	3.98		6/10/2020	4,841

						19,735

		Total Consumer, Non-cyclical				31,462

		Financial (0.7%)
		REITS (0.7%)
	10,000	GLP Financing, LLC (1 mo. LIBOR + 1.50%)	3.98		4/28/2021	9,944
	12,686	Sabra Health Care Ltd. (1 mo. LIBOR + 1.45%)	3.93		8/17/2020	12,623

		Total Financial				22,567

3 | USAA Short-Term Bond Fund

Principal Amount (000)		Security	Coupon Rate		Maturity	Market Value (000)
		Industrial (0.3%)
		Packaging & Containers (0.3%)
$	11,750	Berry Global, Inc. (1 mo. LIBOR + 1.75%)	4.23%		2/08/2020	$11,760

		Technology (0.9%)
		Computers (0.3%)
	7,771	Dell International, LLC (1 mo. LIBOR + 1.75%)	4.24		9/07/2021	7,773

		Semiconductors (0.0%)
	1,300	Analog Devices, Inc. (3 mo. LIBOR + 1.13%)	3.63		9/23/2019	1,298

		Software (0.6%)
	20,000	First Data Corp. (1 mo. LIBOR + 2.00%)	4.48		4/26/2024	20,019

		Total Technology				29,090

		Total Bank Loans (cost: $104,749)				104,646

		COLLATERALIZED LOAN OBLIGATIONS (1.7%)
		Asset Backed Securities (1.7%)
		Other ABS (1.7%)
	1,500	American Money Management Corp. (3 mo. LIBOR + 1.50%) (a)	4.10	(b)	10/15/2028	1,501
	3,000	Annisa Ltd. (1 mo. LIBOR + 1.10%) (a)	3.69	(b)	7/20/2031	2,969
	5,000	Dryden 75 Ltd. (3 mo. LIBOR + 1.18%) (a)	3.72	(b)	1/15/2029	5,001
	6,750	Madison Park Funding XI Ltd. (1 mo. LIBOR + 1.16%) (a)	3.75	(b)	7/23/2029	6,755
	10,500	Oaktree EIF Ltd. (3 mo. LIBOR + 2.00%) (a)	4.59	(b)	10/20/2027	10,496
	1,970	Palmer Square Loan Funding 2018-2 Ltd. (1 mo. LIBOR + 1.05%) (a)	3.65	(b)	7/15/2026	1,942
	3,924	Palmer Square Loan Funding 2018-2 Ltd. (1 mo. LIBOR + 0.65%) (a)	3.25	(b)	7/15/2026	3,910
	4,745	Palmer Square Loan Funding 2018-5 Ltd. (3 mo. LIBOR + 0.85%) (a)	3.44	(b)	1/20/2027	4,741
	3,000	Palmer Square Loan Funding 2019-2 Ltd. (3 mo. LIBOR + 0.97%) (a),(d)	1.00	(b)	4/20/2027	3,000
	4,500	Race Point Ltd. (1 mo. LIBOR + 1.10%) (a)	3.68	(b)	7/25/2031	4,480
	2,500	TIAA Ltd. (3 mo. LIBOR + 1.28%) (a)	3.87	(b)	4/20/2029	2,501
	3,250	Trinitas Ltd. (3 mo. LIBOR + 1.39%) (a)	3.97	(b)	10/25/2028	3,250
	5,000	Trinitas Ltd. (3 mo. LIBOR + 1.32%) (a)	3.90	(b)	7/25/2029	5,001

		Total Asset Backed Securities				55,547

		Total Collateralized Loan Obligations (cost: $55,613)				55,547

		COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)
		Mortgage Securities (0.1%)
		Whole Loan Collateral CMO (0.1%)
	2,646	Sequoia Mortgage Trust (a) (cost: $2,680)	3.00	(f)	5/25/2043	2,592

		COMMERCIAL MORTGAGE SECURITIES (2.7%)
		Mortgage Securities (2.7%)
		Commercial MBS (2.7%)
	3,705	Aventura Mall Trust (a)	3.87	(f)	12/05/2032	3,751
	7,611	Bear Stearns Deutsche Bank Trust (a)	5.01		9/15/2027	7,660
	4,000	BTH-21 Mortgage-Backed Securities Trust (1 mo. LIBOR + 2.50%)(a)	4.80	(b)	10/07/2021	4,006
	2,827	Caesars Palace Las Vegas Trust (a)	4.14		10/15/2034	2,904
	1,760	Citigroup Commercial Mortgage Trust	2.63		9/10/2045	1,758
	7,600	Citigroup Commercial Mortgage Trust (a)	4.38		1/10/2024	7,983

Portfolio of Investments | 4

Principal Amount (000)		Security	Coupon Rate		Maturity	Market Value (000)
$	4,300	Commercial Mortgage Trust (1 mo. LIBOR + 1.60%)(a)	4.07	%(b)	2/13/2032	$4,303
	2,112	Commercial Mortgage Trust	5.86	(f)	7/10/2038	2,127
	60,929	Commercial Mortgage Trust (g)	1.81	(f)	8/15/2045	2,667
	60,159	Commercial Mortgage Trust (g)	1.92	(f)	10/15/2045	2,725
	4,730	GS Mortgage Securities Corp.	3.42		10/10/2032	4,808
	5,000	GS Mortgage Securities Corp. (a)	2.86		5/10/2034	4,980
	5,297	GS Mortgage Securities Trust (a)	4.95		1/10/2045	5,553
	24,549	GS Mortgage Securities Trust (g)	2.36	(f)	5/10/2045	974
	23,248	GS Mortgage Securities Trust (g)	2.12	(f)	11/10/2045	1,327
	21,286	J.P.Morgan Chase Commercial Mortgage Securities Trust (g)	1.93	(f)	10/15/2045	999
	2,450	JP Morgan Chase Commercial Mortgage Securities Trust (a)	5.63		12/05/2027	2,473
	952	LSTAR Commercial Mortgage Trust (a)	2.42		3/10/2050	947
	19,795	Morgan Stanley Bank of America Merrill Lynch Trust (a),(g)	1.77	(f)	11/15/2045	888
	89,851	UBS Commercial Mortgage Trust (a),(g)	2.25	(f)	5/10/2045	4,371
	24,091	UBS-Barclays Commercial Mortgage Trust (a),(g)	2.00	(f)	8/10/2049	1,235
	1,220	UBS-Barclays Commercial Mortgage Trust	2.73		8/10/2049	1,219
	26,335	Wells Fargo Commercial Mortgage Trust (a),(g)	1.94	(f)	10/15/2045	1,280
	15,000	WFRBS Commercial Mortgage Trust (a)	4.90	(f)	6/15/2044	15,532

		Total Mortgage Securities				86,470

		Total Commercial Mortgage Securities (cost: $77,533)				86,470

		CORPORATE OBLIGATIONS (49.0%)
		Basic Materials (1.8%)
		Chemicals (1.2%)
	5,000	CF Industries, Inc. (a)	3.40		12/01/2021	5,029
	5,000	DowDuPont, Inc.	3.77		11/15/2020	5,081
	20,185	INVISTA Finance, LLC (a)	4.25		10/15/2019	20,351
	5,000	Mosaic Co.	3.25		11/15/2022	5,017
	5,000	Sherwin-Williams Co.	2.75		6/01/2022	4,974

						40,452

		Iron/Steel (0.6%)
	9,350	Carpenter Technology Corp.	5.20		7/15/2021	9,578
	8,403	Reliance Steel & Aluminum Co.	4.50		4/15/2023	8,739

						18,317

		Total Basic Materials				58,769

		Communications (3.5%)
		Media (1.2%)
	18,000	Charter Communications Operating, LLC/Charter Communications Operating Capital	3.58		7/23/2020	18,126
	5,000	Comcast Corp.	3.30		10/01/2020	5,040
	6,473	DISH DBS Corp.	7.88		9/01/2019	6,570
	5,000	Fox Corp. (a)	3.67		1/25/2022	5,107
	3,447	Mediacom Broadband, LLC/Mediacom Broadband Corp. (h)	5.50		4/15/2021	3,460
	1,041	Time Warner Cable, LLC	5.00		2/01/2020	1,056

						39,359

		Telecommunications (2.3%)
	15,000	AT&T, Inc.	2.45		6/30/2020	14,960
	10,000	AT&T, Inc.	3.20		3/01/2022	10,104
	5,000	Centel Capital Corp.	9.00		10/15/2019	5,119
	3,600	CenturyLink, Inc.	6.45		6/15/2021	3,762
	5,000	CommScope, Inc. (a)	5.50		3/01/2024	5,228
	20,934	Hughes Satellite Systems Corp.	6.50		6/15/2019	21,044

5 | USAA Short-Term Bond Fund

Principal Amount (000)		Security	Coupon Rate	Maturity	Market Value (000)
$	9,750	Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC (a)	3.36%	9/20/2021	$9,750
	5,000	T-Mobile USA, Inc.	6.50	1/15/2024	5,188

					75,155

		Total Communications			114,514

		Consumer, Cyclical (2.9%)
		Airlines (1.5%)
	4,250	American Airlines, Inc. Pass-Through Trust	4.38	10/01/2022	4,288
	7,994	American Airlines, Inc. Pass-Through Trust	4.40	9/22/2023	8,092
	2,943	Continental Airlines, Inc. Pass-Through Trust	7.25	11/10/2019	2,999
	1,342	Continental Airlines, Inc. Pass-Through Trust	6.25	4/11/2020	1,371
	7,026	Continental Airlines, Inc. Pass-Through Trust	5.50	10/29/2020	7,190
	10,000	Delta Air Lines, Inc.	2.88	3/13/2020	9,994
	2,935	United Airlines, Inc. Pass-Through Trust	5.38	8/15/2021	3,025
	1,056	United Airlines, Inc. Pass-Through Trust	4.63	9/03/2022	1,075
	261	US Airways Group, Inc. Pass-Through Trust (INS - MBIA Insurance Corp.)	7.08	3/20/2021	275
	10,671	US Airways Group, Inc. Pass-Through Trust	5.38	11/15/2021	11,029

					49,338

		Auto Manufacturers (0.4%)
	3,928	Ford Motor Credit Co., LLC	8.13	1/15/2020	4,063
	4,000	Ford Motor Credit Co., LLC	3.20	1/15/2021	3,974
	5,000	Hyundai Capital America (a)	2.75	9/18/2020	4,969

					13,006

		Home Builders (0.4%)
	10,000	Lennar Corp.	2.95	11/29/2020	9,925
	2,000	MDC Holdings, Inc.	5.63	2/01/2020	2,035

					11,960

		Retail (0.6%)
	5,000	McDonald’s Corp.	3.35	4/01/2023	5,104
	8,000	Walgreens Boots Alliance, Inc.	2.70	11/18/2019	7,997
	5,000	Walmart, Inc. (i)	2.85	7/08/2024	5,029

					18,130

		Total Consumer, Cyclical			92,434

		Consumer, Non-cyclical (7.5%)
		Agriculture (0.5%)
	2,500	Cargill, Inc. (a)	3.25	3/01/2023	2,535
	10,000	Philip Morris International, Inc.	2.63	2/18/2022	9,985
	5,000	Philip Morris International, Inc.	2.38	8/17/2022	4,934

					17,454

		Beverages (0.6%)
	2,600	Constellation Brands, Inc.	2.70	5/09/2022	2,584
	7,896	Constellation Brands, Inc.	2.65	11/07/2022	7,815
	3,000	Constellation Brands, Inc.	3.20	2/15/2023	3,018
	5,000	Molson Coors Brewing Co.	2.10	7/15/2021	4,914

					18,331

		Biotechnology (0.6%)
	5,000	Amgen, Inc.	2.25	8/19/2023	4,873
	10,000	Celgene Corp.	2.75	2/15/2023	9,912
	5,000	Celgene Corp.	3.25	2/20/2023	5,034

					19,819

Portfolio of Investments | 6

Principal Amount (000)		Security	Coupon Rate		Maturity	Market Value (000)
		Commercial Services (0.2%)
$	2,500	Horace Mann School (j)	2.48%		7/01/2022	$2,466
	4,020	Prime Security Services Borrower, LLC/Prime Finance, Inc. (a)	9.25		5/15/2023	4,244

						6,710

		Food (1.8%)
	5,000	Conagra Brands, Inc. (3 mo. LIBOR + 0.75%)	3.34	(b)	10/22/2020	5,002
	20,000	Kraft Heinz Foods Co. (a)	4.88		2/15/2025	20,585
	10,000	McCormick & Co., Inc.	2.70		8/15/2022	9,944
	3,000	Mondelez International Holdings Netherlands B.V. (a)	1.63		10/28/2019	2,983
	11,792	Mondelez International Holdings Netherlands B.V. (a)	2.00		10/28/2021	11,523
	5,000	Nestle Holdings, Inc. (a)	3.35		9/24/2023	5,127
	2,605	Tyson Foods, Inc.	4.50		6/15/2022	2,722

						57,886

		Healthcare Products (0.4%)
	8,300	Becton Dickinson & Co.	2.40		6/05/2020	8,258
	3,750	Becton Dickinson & Co. (3 mo. LIBOR + 0.88%)	3.48	(b)	12/29/2020	3,751

						12,009

		Healthcare-Services (1.0%)
	750	ACTS Retirement-Life Communities, Inc. (j)	2.47		11/16/2019	747
	10,000	HCA, Inc.	6.50		2/15/2020	10,266
	5,000	HCA, Inc.	5.88		3/15/2022	5,351
	10,200	Laboratory Corp. of America Holdings	3.20		2/01/2022	10,258
	750	Orlando Health Obligated Group (j)	2.72		10/01/2019	749
	4,330	SSM Health Care Corp.	3.69		6/01/2023	4,449

						31,820

		Household Products/Wares (0.3%)
	10,000	Church & Dwight Co., Inc.	2.45		12/15/2019	9,973

		Pharmaceuticals (2.1%)
	10,000	AbbVie, Inc.	2.30		5/14/2021	9,906
	5,000	AbbVie, Inc.	3.75		11/14/2023	5,120
	5,000	Allergan Funding SCS	3.00		3/12/2020	5,002
	5,000	CVS Health Corp.	2.13		6/01/2021	4,922
	10,000	CVS Health Corp.	3.70		3/09/2023	10,146
	4,500	Elanco Animal Health, Inc. (a)	3.91		8/27/2021	4,578
	1,667	Elanco Animal Health, Inc. (a)	4.27		8/28/2023	1,733
	5,000	Express Scripts Holding Co.	3.00		7/15/2023	4,956
	5,000	Mead Johnson Nutrition Co.	3.00		11/15/2020	5,016
	2,750	Mylan N.V.	2.50		6/07/2019	2,749
	5,000	Shire Acquisitions Investments Ireland Designated Activity Co.	1.90		9/23/2019	4,981
	8,135	Zoetis, Inc.	3.25		2/01/2023	8,206

						67,315

		Total Consumer, Non-cyclical				241,317

		Energy (6.0%)
		Oil & Gas (1.1%)
	5,000	Chevron Corp.	2.42		11/17/2020	4,995
	11,998	Continental Resources, Inc.	5.00		9/15/2022	12,109
	5,000	Devon Energy Corp.	4.00		7/15/2021	5,104
	2,000	EQT Corp. (3 mo. LIBOR + 0.77%)	3.36	(b)	10/01/2020	1,994
	1,500	Exxon Mobil Corp.	2.40		3/06/2022	1,498
	5,105	Marathon Petroleum Corp. (a)	5.38		10/01/2022	5,202
	5,000	Marathon Petroleum Corp. (a)	5.13		4/01/2024	5,132

						36,034

7 | USAA Short-Term Bond Fund

Principal Amount (000)		Security	Coupon Rate		Maturity	Market Value (000)
		Oil & Gas Services (0.1%)
$	3,215	Weatherford International, Ltd. (h)	5.13%		9/15/2020	$2,652

		Pipelines (4.8%)
	134	Alliance Pipeline, LP (a)	7.00		12/31/2019	135
	11,500	Andeavor Logistics, LP/Tesoro Logistics Finance Corp.	5.50		10/15/2019	11,601
	4,607	Andeavor Logistics, LP/Tesoro Logistics Finance Corp.	6.25		10/15/2022	4,745
	5,691	Andeavor Logistics, LP/Tesoro Logistics Finance Corp.	3.50		12/01/2022	5,759
	5,040	Boardwalk Pipelines, LP	5.75		9/15/2019	5,074
	10,000	Columbia Pipeline Group, Inc.	3.30		6/01/2020	10,046
	5,000	DCP Midstream Operating, LP (a)	5.35		3/15/2020	5,094
	5,000	DCP Midstream Operating, LP (a)	4.75		9/30/2021	5,106
	9,306	Enable Oklahoma Intrastate Transmission, LLC (a)	6.25		3/15/2020	9,551
	5,000	Energy Transfer Operating, LP	4.15		10/01/2020	5,076
	17,975	Energy Transfer Operating, LP	7.50		10/15/2020	19,124
	5,000	Energy Transfer Operating, LP	4.20		9/15/2023	5,151
	7,000	Enterprise Products Operating, LLC	2.55		10/15/2019	6,991
	5,000	Enterprise Products Operating, LLC	2.80		2/15/2021	5,003
	5,000	EQM Midstream Partners, LP	4.75		7/15/2023	5,100
	10,000	Midwest Connector Capital Co., LLC (a)	3.63		4/01/2022	10,161
	3,713	NuStar Logistics, LP	4.80		9/01/2020	3,778
	5,000	ONEOK Partners, LP	3.80		3/15/2020	5,028
	10,000	Plains All American Pipeline, LP/PAA Finance Corp.	2.60		12/15/2019	9,978
	13,556	Rockies Express Pipeline, LLC (a)	5.63		4/15/2020	13,927
	4,700	Sabine Pass Liquefaction, LLC	5.63		2/01/2021	4,878
	5,000	Western Midstream Operating, LP	4.00		7/01/2022	5,109

						156,415

		Total Energy				195,101

		Financial (16.8%)
		Banks (7.9%)
	8,000	Allfirst Preferred Capital Trust (3 mo. LIBOR + 1.50%) (j)	4.10	(b)	7/15/2029	7,247
	13,000	Associated Banc-Corp.	2.75		11/15/2019	12,994
	10,000	Associated Bank, N.A.	3.50		8/13/2021	10,111
	3,000	Bank of America Corp.	2.15		11/09/2020	2,977
	10,000	Bank of America Corp.	5.00		5/13/2021	10,446
	5,000	Bank of America Corp. (3 mo. LIBOR + 0.66%)	2.37	(k)	7/21/2021	4,968
	5,000	Bank of America Corp. (3 mo. LIBOR + 0.63%)	2.33	(k)	10/01/2021	4,961
	5,000	Bank of America Corp. (3 mo. LIBOR + 1.16%)	3.12	(k)	1/20/2023	5,017
	1,955	BB&T Corp.	4.25		9/30/2024	2,045
	17,300	Cadence BanCorp (a)	4.88		6/28/2019	17,299
	5,000	Citigroup, Inc. (1 mo. LIBOR + 0.72%)	3.14	(k)	1/24/2023	5,022
	15,000	Citizens Bank, N.A.	2.55		5/13/2021	14,935
	2,000	City National Bank of Los Angeles	5.38		7/15/2022	2,138
	10,000	Comerica Bank	2.50		6/02/2020	9,973
	5,000	Compass Bank	2.75		9/29/2019	4,997
	2,874	Compass Bank	5.50		4/01/2020	2,937
	3,750	Compass Bank	2.88		6/29/2022	3,733
	5,000	Discover Bank	3.10		6/04/2020	5,015
	500	Flagstar Bancorp., Inc.	6.13		7/15/2021	525
	9,750	Fulton Financial Corp. (j)	3.60		3/16/2022	9,784
	5,000	Huntington National Bank	2.38		3/10/2020	4,990
	5,000	J.P.Morgan Chase & Co. (3 mo. LIBOR + 0.94%)	2.78	(k)	4/25/2023	4,974
	5,000	KeyBank, N.A.	2.30		9/14/2022	4,939
	5,000	Manufacturers & Traders Trust Co.	2.05		8/17/2020	4,963
	15,000	PNC Bank, N.A.	2.63		2/17/2022	15,005
	5,000	Regions Bank	2.75		4/01/2021	4,997
	5,000	Regions Financial Corp.	3.20		2/08/2021	5,036
	9,500	Santander Holdings USA, Inc.	4.45		12/03/2021	9,818

Portfolio of Investments | 8

Principal Amount (000)		Security	Coupon Rate		Maturity	Market Value (000)
$	15,000	Santander Holdings USA, Inc.	3.70%		3/28/2022	$15,159
	10,000	SunTrust Bank	3.00		2/02/2023	10,033
	5,000	SunTrust Bank	3.20		4/01/2024	5,039
	5,000	SunTrust Banks, Inc.	2.90		3/03/2021	5,016
	10,000	U.S. Bank, N.A.	2.85		1/23/2023	10,046
	10,000	Wells Fargo & Co.	3.07		1/24/2023	10,024
	5,000	Wells Fargo Bank, N.A.	2.60		1/15/2021	4,991
	3,900	Zions Bancorp N.A.	3.35		3/04/2022	3,935

						256,089

		Diversified Financial Services (1.6%)
	5,000	Air Lease Corp.	2.13		1/15/2020	4,976
	5,000	Air Lease Corp.	3.50		1/15/2022	5,053
	5,000	Aircastle Ltd.	4.40		9/25/2023	5,083
	6,600	Ally Financial, Inc.	4.13		3/30/2020	6,650
	5,643	Capital One Bank USA, N.A.	8.80		7/15/2019	5,710
	5,000	Capital One Financial Corp.	2.50		5/12/2020	4,986
	5,000	Capital One Financial Corp.	3.05		3/09/2022	5,021
	5,307	HSBC Finance Corp.	6.68		1/15/2021	5,558
	4,500	Navient Corp.	8.00		3/25/2020	4,674
	5,000	Synchrony Financial	2.70		2/03/2020	4,993

						52,704

		Insurance (1.5%)
	5,000	Assurant, Inc. (3 mo. LIBOR + 1.25%)	3.86	(b)	3/26/2021	5,000
	5,000	Assurant, Inc.	4.20		9/27/2023	5,102
	5,000	Berkshire Hathaway, Inc.	2.20		3/15/2021	4,979
	5,000	Metropolitan Life Global Funding I (a)	3.45		10/09/2021	5,090
	5,000	Protective Life Global Funding (a)	3.10		4/15/2024	5,028
	10,575	Reliance Standard Life Global Funding II (a)	2.50		1/15/2020	10,544
	5,000	Reliance Standard Life Global Funding II (a)	3.85		9/19/2023	5,103
	5,366	StanCorp Financial Group, Inc.	5.00		8/15/2022	5,672

						46,518

		Investment Companies (1.7%)
	11,000	Ares Capital Corp.	3.88		1/15/2020	11,053
	30,000	FS KKR Capital Corp.	4.00		7/15/2019	30,028
	8,074	FS KKR Capital Corp.	4.25		1/15/2020	8,093
	5,200	Main Street Capital Corp. (i)	5.20		5/01/2024	5,221

						54,395

		REITS (3.2%)
	14,782	CoreCivic, Inc. (h)	4.13		4/01/2020	14,898
	673	GLP Capital, LP/GLP Financing II, Inc.	4.88		11/01/2020	688
	5,000	Healthcare Trust of America Holdings, LP	2.95		7/01/2022	4,958
	2,950	Nationwide Health Properties, Inc. (Put Date 10/01/2027) (j),(l)	6.90		10/01/2037	3,652
	20,850	Office Properties Income Trust	3.60		2/01/2020	20,895
	10,000	Realty Income Corp.	3.25		10/15/2022	10,161
	8,000	Sabra Health Care, LP / Sabra Capital Corp.	5.38		6/01/2023	8,170
	5,000	Sabra Health Care, LP/Sabra Capital Corp.	5.50		2/01/2021	5,047
	9,135	Senior Housing Properties Trust	3.25		5/01/2019	9,135
	5,369	Senior Housing Properties Trust	6.75		4/15/2020	5,434
	6,890	Senior Housing Properties Trust	6.75		12/15/2021	7,256
	2,612	SL Green Operating Partnership, LP	3.25		10/15/2022	2,616
	5,000	SL Green Realty Corp.	4.50		12/01/2022	5,185
	6,250	Starwood Property Trust, Inc.	3.63		2/01/2021	6,234

						104,329

		Savings & Loans (0.9%)
	5,000	First Niagara Financial Group, Inc.	6.75		3/19/2020	5,173
	9,500	People’s United Financial, Inc.	3.65		12/06/2022	9,679

9 | USAA Short-Term Bond Fund

Principal Amount (000)		Security	Coupon Rate		Maturity	Market Value (000)
$	14,700	Sterling Bancorp.	3.50%		6/08/2020	$14,718

						29,570

		Total Financial				543,605

		Industrial (3.7%)
		Aerospace/Defense (0.8%)
	4,984	Arconic, Inc.	6.15		8/15/2020	5,153
	4,000	Arconic, Inc.	5.40		4/15/2021	4,124
	5,000	General Dynamics Corp.	1.88		8/15/2023	4,835
	5,000	Harris Corp.	2.70		4/27/2020	4,993
	5,000	United Technologies Corp.	3.35		8/16/2021	5,062

						24,167

		Electrical Components & Equipment (0.5%)
	16,892	Molex Electronics Technologies, LLC (a)	2.88		4/15/2020	16,870

		Electronics (0.2%)
	5,000	FLIR Systems, Inc.	3.13		6/15/2021	4,992
	578	Fortive Corp.	1.80		6/15/2019	577
	1,700	Jabil, Inc.	5.63		12/15/2020	1,770

						7,339

		Machinery-Diversified (0.5%)
	4,583	CNH Industrial Capital, LLC	3.38		7/15/2019	4,588
	5,000	CNH Industrial Capital, LLC	4.20		1/15/2024	5,114
	7,417	Wabtec Corp. (3 mo. LIBOR + 1.30%)	3.91	(b)	9/15/2021	7,421

						17,123

		Miscellaneous Manufacturers (0.6%)
	5,000	General Electric Co.	6.00		8/07/2019	5,041
	5,000	General Electric Co.	5.50		1/08/2020	5,087
	5,000	General Electric Co.	2.20		1/09/2020	4,971
	5,000	Ingersoll-Rand Global Holding Co. Ltd.	2.90		2/21/2021	5,007

						20,106

		Packaging & Containers (0.2%)
	5,000	Packaging Corp. of America	2.45		12/15/2020	4,962

		Transportation (0.8%)
	5,000	FedEx Corp.	2.30		2/01/2020	4,982
	1,266	Ryder System, Inc.	2.50		5/11/2020	1,259
	4,500	Ryder System, Inc.	2.25		9/01/2021	4,434
	5,000	Ryder System, Inc. (h)	2.80		3/01/2022	4,979
	5,000	Ryder System, Inc.	2.50		9/01/2022	4,932
	4,706	Ryder System, Inc.	3.40		3/01/2023	4,758

						25,344

		Trucking & Leasing (0.1%)
	3,400	Penske Truck Leasing Co., LP/PTL Finance Corp. (a),(d)	3.45		7/01/2024	3,406

		Total Industrial				119,317

		Technology (0.9%)
		Semiconductors (0.5%)
	10,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	2.38		1/15/2020	9,959
	5,000	Broadcom,Inc. (a)	3.13		4/15/2021	5,000

						14,959

		Software (0.4%)
	10,000	Oracle Corp.	2.40		9/15/2023	9,854

Portfolio of Investments | 10

Principal Amount (000)		Security	Coupon Rate		Maturity	Market Value (000)
$	5,000	VMware, Inc.	2.95%		8/21/2022	$4,978

						14,832

		Total Technology				29,791

		Utilities (5.9%)
		Electric (4.7%)
	9,167	AEP Texas, Inc.	2.40		10/01/2022	9,031
	1,601	AES Corp.	4.00		3/15/2021	1,621
	5,000	Alliant Energy Finance, LLC (a)	3.75		6/15/2023	5,110
	3,000	CenterPoint Energy Inc.	2.50		9/01/2022	2,949
	5,858	Delmarva Power & Light Co.	3.50		11/15/2023	6,048
	6,000	Dominion Energy, Inc.	2.96		7/01/2019	6,000
	5,000	Dominion Energy, Inc.	2.58		7/01/2020	4,980
	15,045	DPL, Inc.	7.25		10/15/2021	16,230
	5,000	Duke Energy Corp.	2.40		8/15/2022	4,939
	2,600	Eversource Energy	2.75		3/15/2022	2,603
	10,000	Exelon Generation Co., LLC	2.95		1/15/2020	10,006
	7,975	Exelon Generation Co., LLC	4.00		10/01/2020	8,089
	5,000	Georgia Power Co.	2.00		9/08/2020	4,958
	8,496	IPALCO Enterprises, Inc.	3.45		7/15/2020	8,527
	7,143	ITC Holdings Corp.	2.70		11/15/2022	7,079
	5,833	Mississippi Power Co. (3 mo. LIBOR + 0.65%)	3.26	(b)	3/27/2020	5,834
	3,333	NextEra Energy Capital Holdings, Inc.	3.34		9/01/2020	3,361
	5,000	Public Service Electric & Gas Co.	3.25		9/01/2023	5,115
	10,000	Sempra Energy	2.40		3/15/2020	9,970
	3,600	Sempra Energy	2.90		2/01/2023	3,574
	4,299	Sierra Pacific Power Co.	3.38		8/15/2023	4,378
	10,000	Southern Power Co.	2.38		6/01/2020	9,958
	3,630	System Energy Resources, Inc.	4.10		4/01/2023	3,751
	5,000	Virginia Electric & Power Co.	2.75		3/15/2023	4,994
	4,191	Vistra Energy Corp.	7.38		11/01/2022	4,345

						153,450

		Gas (1.2%)
	5,000	National Fuel Gas Co.	4.90		12/01/2021	5,166
	3,400	National Grid, N.A., Inc.	2.38		9/30/2020	3,363
	10,000	Southern Co. Gas Capital Corp.	2.45		10/01/2023	9,717
	19,073	WGL Holdings, Inc.	2.25		11/01/2019	18,950

						37,196

		Total Utilities				190,646

		Total Corporate Obligations (cost: $1,578,707)				1,585,494

		EURODOLLAR AND YANKEE OBLIGATIONS (13.9%)
		Basic Materials (1.2%)
		Chemicals (0.7%)
	5,000	Braskem Finance Ltd. (a)	5.75		4/15/2021	5,207
	5,000	Braskem Netherlands Finance B.V. (a)	3.50		1/10/2023	4,961
	7,932	Methanex Corp.	3.25		12/15/2019	7,938
	5,000	Syngenta Finance N.V. (a)	3.70		4/24/2020	5,020
	1,500	Yara International ASA (a)	7.88		6/11/2019	1,508

						24,634

		Iron/Steel (0.1%)
	2,000	Vale Overseas Ltd. (h)	5.88		6/10/2021	2,095

		Mining (0.4%)
	5,000	Fresnillo plc (a)	5.50		11/13/2023	5,344
	7,000	Teck Resources Ltd. (a)	8.50		6/01/2024	7,490

						12,834

		Total Basic Materials				39,563

11 | USAA Short-Term Bond Fund

Principal Amount (000)		Security	Coupon Rate	Maturity	Market Value (000)
		Communications (0.3%)
		Telecommunications (0.3%)
$	5,000	Deutsche Telekom International Finance BV (a)	2.23%	1/17/2020	$4,978
	5,000	Deutsche Telekom International Finance BV (a)	2.82	1/19/2022	4,990

		Total Communications			9,968

		Consumer, Cyclical (1.8%)
		Airlines (1.2%)
	15,350	Air Canada Pass-Through Trust (a)	5.00	3/15/2020	15,477
	3,079	Air Canada Pass-Through Trust (a)	5.38	5/15/2021	3,152
	6,937	British Airways Pass-Through Trust (a),(j)	5.63	6/20/2020	7,036
	6,883	Virgin Australia Pass-Through Trust (a)	5.00	10/23/2023	7,041
	6,000	WestJet Airlines Ltd. (a)	3.50	6/16/2021	5,961

					38,667

		Auto Parts & Equipment (0.1%)
	2,050	Schaeffler Finance B.V. (a)	4.75	5/15/2023	2,076

		Leisure Time (0.4%)
	10,750	Silversea Cruise Finance Ltd. (a)	7.25	2/01/2025	11,623

		Retail (0.1%)
	5,000	Alimentation Couche-Tard, Inc. (a)	2.70	7/26/2022	4,940

		Total Consumer, Cyclical			57,306

		Consumer, Non-cyclical (3.4%)
		Agriculture (0.9%)
	5,000	BAT Capital Corp.	2.30	8/14/2020	4,963
	10,000	BAT Capital Corp.	2.76	8/15/2022	9,863
	5,000	BAT International Finance plc	1.63	9/09/2019	4,977
	10,000	Imperial Brands Finance plc (a)	2.95	7/21/2020	9,976

					29,779

		Beverages (0.2%)
	5,000	Anheuser-Busch InBev Worldwide, Inc.	4.15	1/23/2025	5,225

		Food (1.1%)
	18,588	Grupo Bimbo SAB de CV (a)	4.50	1/25/2022	19,159
	15,565	Smithfield Foods, Inc. (a)	2.70	1/31/2020	15,583

					34,742

		Healthcare-Services (0.1%)
	3,176	Fresenius Medical Care U.S. Finance II, Inc. (a)	4.13	10/15/2020	3,207

		Household Products/Wares (0.4%)
	15,000	Reckitt Benckiser Treasury Services plc (a)	2.38	6/24/2022	14,762

		Pharmaceuticals (0.7%)
	4,000	Hikma Pharmaceuticals plc	4.25	4/10/2020	4,016
	5,000	Takeda Pharmaceutical Co. Ltd. (a)	3.80	11/26/2020	5,070
	15,105	Teva Pharmaceutical Finance Netherlands III B.V.	2.20	7/21/2021	14,518

					23,604

		Total Consumer, Non-cyclical			111,319

		Diversified (0.6%)
		Holding Companies-Diversified (0.6%)
	5,000	CK Hutchison International II Ltd. (a)	2.25	9/29/2020	4,957
	10,000	CK Hutchison International Ltd. (a)	1.88	10/03/2021	9,764

Portfolio of Investments | 12

Principal Amount (000)		Security	Coupon Rate		Maturity	Market Value (000)
$	5,000	CK Hutchison International Ltd. (a)	2.88%		4/05/2022	$4,975

		Total Diversified				19,696

		Energy (0.7%)
		Oil & Gas (0.7%)
	9,758	Cenovus Energy, Inc.	5.70		10/15/2019	9,872
	4,255	Encana Corp.	6.50		5/15/2019	4,261
	6,000	Petroleos Mexicanos	6.38		2/04/2021	6,224
	3,000	Petroleos Mexicanos	5.38		3/13/2022	3,080

		Total Energy				23,437

		Financial (3.1%)
		Banks (2.4%)
	10,000	Banco Santander Chile (a)	2.50		12/15/2020	9,957
	3,000	BBVA Bancomer S.A.	7.25		4/22/2020	3,119
	10,000	BBVA Bancomer S.A. (a)	6.50		3/10/2021	10,488
	10,000	Lloyds Banking Group plc (1 mo. LIBOR + 0.81%)	2.91	(k)	11/07/2023	9,827
	13,000	Royal Bank of Scotland Group plc	6.13		12/15/2022	13,917
	5,000	Santander UK Group Holdings plc	3.57		1/10/2023	5,019
	5,000	Santander UK Group Holdings plc (1 mo. LIBOR + 1.08%)	3.37	(k)	1/05/2024	4,959
	5,000	Santander UK plc	2.35		9/10/2019	4,994
	5,000	Standard Chartered plc (a)	2.25		4/17/2020	4,976
	10,000	UBS Group Funding AG (a)	2.95		9/24/2020	10,018

						77,274

		Diversified Financial Services (0.3%)
	10,000	ORIX Corp.	2.90		7/18/2022	9,994

		Real Estate (0.2%)
	5,000	WEA Finance, LLC (a)	3.15		4/05/2022	5,029

		REITS (0.2%)
	7,995	Scentre Group Trust (a)	2.38		4/28/2021	7,898

		Total Financial				100,195

		Industrial (1.8%)
		Aerospace/Defense (0.1%)
	3,580	BAE Systems Holdings, Inc. (a)	2.85		12/15/2020	3,576

		Building Materials (0.2%)
	2,000	Boral Finance Proprietary Ltd. (a)	3.00		11/01/2022	1,969
	5,000	Holcim U.S. Finance Sarl & Cie SCS (a)	6.00		12/30/2019	5,089

						7,058

		Electronics (0.2%)
	5,000	Tyco Electronics Group S.A. (3 mo. LIBOR + 0.45%)	3.05	(b)	6/05/2020	5,010

		Miscellaneous Manufacturers (0.2%)
	7,306	Smiths Group plc (a)	3.63		10/12/2022	7,259

		Trucking & Leasing (1.1%)
	5,000	Avolon Holdings Funding Ltd. (a),(i)	3.63		5/01/2022	5,017
	5,000	Avolon Holdings Funding Ltd. (a),(i)	3.95		7/01/2024	4,974
	8,062	DAE Funding, LLC (a),(h)	4.00		8/01/2020	8,112
	5,000	DAE Funding, LLC (a)	5.25		11/15/2021	5,162
	2,370	DAE Funding, LLC (a)	4.50		8/01/2022	2,400
	2,000	Park Aerospace Holdings Ltd. (a)	3.63		3/15/2021	2,007

13 | USAA Short-Term Bond Fund

Principal Amount (000)		Security	Coupon Rate	Maturity	Market Value (000)
$	8,000	Park Aerospace Holdings Ltd. (a)	5.25%	8/15/2022	$8,348

					36,020

		Total Industrial			58,923

		Technology (0.2%)
		Semiconductors (0.2%)
	4,769	NXP B.V./NXP Funding, LLC (a)	4.13	6/15/2020	4,836

		Utilities (0.8%)
		Electric (0.8%)
	10,000	Comision Federal de Electricidad	4.88	5/26/2021	10,263
	5,000	Comision Federal de Electricidad (a)	4.88	5/26/2021	5,131
	5,000	Emera U.S. Finance, LP	2.15	6/15/2019	4,995
	5,000	Emera U.S. Finance, LP	2.70	6/15/2021	4,968

		Total Utilities			25,357

		Total Eurodollar and Yankee Obligations (cost: $450,104)			450,600

		FOREIGN GOVERNMENT OBLIGATIONS (0.9%)
	10,000	Province of Alberta (a)	1.75	8/26/2020	9,907
	5,000	Province of Alberta	3.35	11/01/2023	5,169
	10,000	Province of Ontario	2.45	6/29/2022	9,992
	5,000	Province of Quebec	2.63	2/13/2023	5,024

		Total Foreign Government Obligations (cost: $29,993)			30,092

		MUNICIPAL OBLIGATIONS (4.3%)
		California (0.1%)
	4,750	San Jose Redev. Agency Successor Agency	2.63	8/01/2022	4,763

		Colorado (0.1%)
	2,280	City of Loveland Electric & Communications Enterprise Revenue	2.97	12/01/2024	2,297

		Connecticut (0.4%)
	3,700	State	3.75	9/15/2020	3,755
	3,900	State	3.67	8/15/2022	4,002
	3,380	State Health & Educational Facilities Auth.	3.07	7/01/2019	3,378
	3,185	State Health & Educational Facilities Auth.	3.32	7/01/2020	3,188

					14,323

		Florida (0.1%)
	1,375	Municipal Power Agency	2.20	10/01/2020	1,360
	2,500	Municipal Power Agency	2.38	10/01/2021	2,466

					3,826

		Illinois (0.1%)
	2,520	City of Chicago Wastewater Transmission	4.31	1/01/2021	2,563
	760	Village of Channahon	4.00	1/01/2020	758

					3,321

		Kentucky (0.1%)
	545	State Property & Building Commission	2.26	5/01/2020	543
	1,060	State Property & Building Commission	2.56	5/01/2021	1,053
	250	State Property & Building Commission	2.76	5/01/2022	248

					1,844

		Maryland (0.3%)
	3,625	EDC	2.80	6/01/2020	3,627
	3,670	EDC	3.05	6/01/2021	3,668
	3,795	EDC	3.30	6/01/2022	3,783

					11,078

Portfolio of Investments | 14

Principal Amount (000)		Security	Coupon Rate	Maturity	Market Value (000)
		Michigan (0.5%)
$	5,395	Clintondale Community Schools	2.61%	5/01/2021	$5,400
	4,000	Clintondale Community Schools	2.84	5/01/2022	4,026
	2,000	Mount Clemens Community School District	2.12	5/01/2019	2,000
	3,635	Mount Clemens Community School District	2.46	5/01/2020	3,631

					15,057

		New Jersey (0.8%)
	850	EDA	3.30	6/15/2019	850
	500	EDA	3.29	7/01/2019	500
	850	EDA	3.50	6/15/2020	855
	12,500	EDA	4.45	6/15/2020	12,690
	625	EDA	3.52	7/01/2020	627
	550	EDA	3.70	6/15/2021	554
	495	EDA	3.65	7/01/2021	497
	2,615	Educational Facilities Auth.	2.25	9/01/2020	2,592
	7,450	Educational Facilities Auth.	2.47	9/01/2021	7,374

					26,539

		New York (0.5%)
	1,000	Dormitory Auth.	1.98	7/01/2019	999
	3,870	Dormitory Auth.	2.30	7/01/2019	3,866
	1,270	Dormitory Auth.	2.24	7/01/2020	1,264
	5,125	Dormitory Auth.	2.57	7/01/2020	5,089
	1,550	Dormitory Auth.	2.44	7/01/2021	1,542
	2,000	Dormitory Auth.	3.18	3/15/2022	2,030
	1,830	Town of Oyster Bay	3.80	2/01/2020	1,834

					16,624

		Pennsylvania (0.2%)
	4,127	IDA(a)	2.97	7/01/2021	4,106
	405	Luzerne County IDA (INS - Assured Guaranty Municipal Corp.)	3.85	12/15/2019	403
	2,000	Scranton School District (Put Date 6/15/2019)(l)	4.13	6/15/2034	1,998

					6,507

		Rhode Island (0.1%)
	2,065	Commerce Corp.(d)	2.86	5/01/2024	2,074

		Tennessee (0.1%)
	2,835	Metropolitan Nashville Airport Auth. (Put Date 5/07/2019) (LOC - Regions Bank)(m)	2.75	4/01/2030	2,835

		Texas (0.4%)
	5,000	A&M University	2.89	5/15/2022	5,074
	1,585	A&M University	2.95	5/15/2023	1,616
	1,690	City of Houston	2.62	3/01/2021	1,695
	1,240	City of Houston	2.77	3/01/2022	1,249
	1,900	City of Houston(j)	2.98	3/01/2023	1,931

					11,565

		Virginia (0.1%)
	3,000	Small Business Financing Auth. (Put Date 12/31/2019)(a),(l)	4.20	7/01/2050	3,005

		Wisconsin (0.4%)
	5,400	Public Finance Auth. (LOC - Citizens Financial Group)	2.75	6/01/2020	5,353

15 | USAA Short-Term Bond Fund

Principal Amount (000)		Security	Coupon Rate		Maturity	Market Value (000)
$	6,500	Public Finance Auth. (LOC - Citizens Financial Group)	3.75%		2/01/2022	$6,511

						11,864

		Total Municipal Obligations (cost: $137,161)				137,522

		U.S. GOVERNMENT AGENCY ISSUES (1.4%)(n)
		Agency Collateral CMO (0.1%)
	3,022	Fannie Mae (+)	1.25		9/25/2027	2,876

		Commercial MBS (0.6%)
	62,319	Fannie Mae (+)(g)	0.63	(f)	8/25/2022	875
	61,028	Fannie Mae (+)(g)	0.75	(f)	5/25/2022	963
	67,251	Freddie Mac (+)(g)	1.38	(f)	8/25/2022	2,342
	38,645	Freddie Mac (+)(g)	1.71	(f)	7/25/2019	38
	1,784	Freddie Mac (+)	1.78		10/25/2020	1,772
	8,000	Freddie Mac (+)	2.72		6/25/2022	8,036
	4,130	FREMF Mortgage Trust(a)	3.09	(f)	10/25/2047	4,122

						18,148

		FGLMC Collateral (0.0%)
	40	Freddie Mac (+)	5.00		5/01/2020	41
	66	Freddie Mac (+)	5.00		9/01/2020	67
	113	Freddie Mac (+)	5.50		4/01/2021	115

						223

		FHLMC Collateral (0.0%)
	571	Freddie Mac (+) (12 mo. LIBOR + 1.63%)	4.67	(b)	4/01/2035	596

		FNMA Collateral (0.7%)
	2,882	Fannie Mae (+)	2.50		4/01/2027	2,869
	8,605	Fannie Mae (+)	2.50		5/01/2027	8,566
	5,081	Fannie Mae (+)	2.50		8/01/2027	5,058
	4,062	Fannie Mae (+)	2.50		8/01/2027	4,044
	89	Fannie Mae (+)	4.50		5/01/2023	92
	52	Fannie Mae (+)	4.50		2/01/2024	53
	36	Fannie Mae (+)	5.00		12/01/2021	36
	112	Fannie Mae (+)	5.00		6/01/2023	114
	15	Fannie Mae (+)	5.00		9/01/2023	15
	156	Fannie Mae (+)	5.00		2/01/2024	159
	56	Fannie Mae (+)	5.50		12/01/2020	56
	108	Fannie Mae (+)	5.50		2/01/2023	111
	305	Fannie Mae (+)	5.50		6/01/2023	315
	81	Fannie Mae (+)	5.50		9/01/2023	84
	312	Fannie Mae (+)	5.50		6/01/2024	322
	143	Fannie Mae (+)	6.00		10/01/2022	147
	172	Fannie Mae (+)	6.00		1/01/2023	177
	337	Fannie Mae (+)	6.00		1/01/2023	349
	109	Fannie Mae (+)	6.00		7/01/2023	111

						22,678

		Total U.S. Government Agency Issues (cost: $43,965)				44,521

		U.S. TREASURY SECURITIES (6.2%)
		Notes (6.2%)
	5,000	U.S. Treasury Note	1.13		2/28/2021	4,896
	15,000	U.S. Treasury Note	1.38		2/29/2020	14,872
	55,000	U.S. Treasury Note	1.38		3/31/2020	54,487
	45,000	U.S. Treasury Note	1.38		9/30/2020	44,408
	5,000	U.S. Treasury Note	1.38		1/31/2021	4,921
	25,000	U.S. Treasury Note	1.38		6/30/2023	24,119
	25,000	U.S. Treasury Note	1.63		11/30/2020	24,733
	9,835	U.S. Treasury Note	1.75		9/30/2022	9,675
	15,000	U.S. Treasury Note	1.88		11/30/2021	14,863

Portfolio of Investments | 16

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
$5,000	U.S. Treasury Note	1.88%	8/31/2022	$4,941

	Total U.S. Treasury Securities (cost: $203,841)			201,915

	Total Bonds (cost: $3,166,279)			3,182,819

Number of Shares
	EQUITY SECURITIES (1.1%)
	PREFERRED STOCKS (1.1%)
	Communications (0.7%)
	Telecommunications (0.7%)
22,029	Centaur Funding Corp., 9.08%(a)			23,351

	Financial (0.4%)
	Banks (0.4%)
200,000	Citigroup Capital XIII, 8.95%, (3 mo. LIBOR + 6.37%) (b)			5,426
200,000	ING Groep N.V., 6.38% (o)			5,058

	Total Financial			10,484

	Total Preferred Stocks (cost: $34,197)			33,835

	Total Equity Securities (cost: $34,197)			33,835

Principal Amount (000)
	MONEY MARKET INSTRUMENTS (0.6%)
	COMMERCIAL PAPER (0.5%)
$4,898	CABOT Corp. (a)	2.60	5/02/2019	4,898
5,000	Enable Midstream (a)	3.50	9/17/2019	4,937
5,000	Glencore Funding, LLC (a)	3.41	9/12/2019	4,947

	Total Commercial Paper (cost: $14,767)			14,782

Number of Shares
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)
5,004,449	State Street Institutional Treasury Money Market Fund Premier Class, 2.33%(p) (cost: $5,004)			5,004

	Total Money Market Instruments (cost: $19,771)			19,786

	SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.2%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.2%)
23,968	Goldman Sachs Financial Square Government Fund Institutional Class, 2.36%(p)			24
6,018,344	HSBC U.S. Government Money Market Fund Class I, 2.39%(p)			6,018

	Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned (cost: $6,042)			6,042

	Total Investments (cost: $3,226,289)			$3,242,482

17 | USAA Short-Term Bond Fund

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Asset-Backed Securities	$—	$483,420	$—	$483,420
Bank Loans	—	104,646	—	104,646
Collateralized Loan Obligations	—	55,547	—	55,547
Collateralized Mortgage Obligations	—	2,592	—	2,592
Commercial Mortgage Securities	—	86,470	—	86,470
Corporate Obligations	—	1,585,494	—	1,585,494
Eurodollar and Yankee Obligations	—	450,600	—	450,600
Foreign Government Obligations	—	30,092	—	30,092
Municipal Obligations	—	137,522	—	137,522
U.S. Government Agency Issues	—	44,521	—	44,521
U.S. Treasury Securities	201,915	—	—	201,915
Equity Securities:
Preferred Stocks	5,058	28,777	—	33,835
Money Market Instruments:
Commercial Paper	—	14,782	—	14,782
Government & U.S. Treasury Money Market Funds	5,004	—	—	5,004
Short-Term Investments Purchased with Cash Collateral from Securities Loaned:
Government & U.S. Treasury Money Market Funds	6,042	—	—	6,042

Total	$218,019	$3,024,463	$—	$3,242,482

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund’s compliance classification.

At April 30, 2019, the Fund did not have any transfers into/out of Level 3.

Portfolio of Investments | 18

NOTES TO PORTFOLIO

OF INVESTMENTS

April 30, 2019 (unaudited)

GENERAL NOTES

A. Security valuation – USAA MUTUAL FUNDS TRUST (the Trust) and Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the USAA Short-Term Bond Fund (the Fund) valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not need to be reflected in the value of the Fund’s foreign securities. However, the USAA Asset Management Company (the Manager) will monitor for events that would materially affect the value of the Fund’s foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

19 | USAA Short-Term Bond Fund

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service’s judgment, these prices are readily available and are representative of the security’s market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6. Repurchase agreements are valued at cost.

7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Notes to Portfolio of Investments | 20

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $3,237,319,000 at April 30, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 19.0% of net assets at April 30, 2019.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA	Economic Development Authority

EDC	Economic Development Corp.

IDA	Industrial Development Authority/Agency

LIBOR	London Interbank Offered Rate

REITS	Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

SPECIFIC NOTES

(a)

Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust’s Board of Trustees, unless otherwise noted as illiquid.

(b)	Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at April 30, 2019.

21 | USAA Short-Term Bond Fund

(c)

Bank loans (loans) – are not registered under the Securities Act of 1933. The loans contain certain restrictions on resale and cannot be sold publicly. The stated interest rates represent the all in interest rate of all contracts within the loan facilities. The interest rates are adjusted periodically, and the rates disclosed represent the current rate at April 30, 2019. The weighted average life of the loans are likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loans are deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust’s Board of Trustees, unless otherwise noted as illiquid.

(d)	Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

(e)	The bank loan will settle after April 30, 2019, at which time the interest rate will be determined.

(f)	Stated interest rates may change slightly over time as underlying mortgages paydown.

(g)

Security is interest only. Interest-only commercial mortgage-backed securities (CMBS IOs) represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

(h)	The security, or a portion thereof, was out on loan as of April 30, 2019.

(i)	At April 30, 2019, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(j)	Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust’s Board of Trustees.

(k)	Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.

(l)	Put bond – provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

(m)

Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

Notes to Portfolio of Investments | 22

(n)

U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC) and Federal National Mortgage Association (Fannie Mae or FNMA), indicated with a “+”, are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs’ obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund’s investments in securities issued by Fannie Mae and Freddie Mac.

(o)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(p)	Rate represents the money market fund annualized seven-day yield at April 30, 2019.

23 | USAA Short-Term Bond Fund